EARNINGS PER ORDINARY SHARE - Earnings per ordinary share (Details) - $ / shares shares in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Earnings per share [abstract]
Basic weighted number of shares	875	874	873
Dilutive impact of share options outstanding	2	3	3
Diluted weighted average number of shares	877	877	876
Earnings per ordinary share
Basic	$ 51.300	$ 68.600	$ 76.000
Diluted	51.200	68.400	75.700
Adjusted, Basic	64.6	102.2	100.9
Adjusted, Diluted	$ 64.400	$ 101.900	$ 100.600